38. Insurance (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Vehicles (Executive and Operational Fleets) [member]
Insurance [line items]
Description of insured assets	R$1,000 for optional civil liability (property damage and bodily harm) and R$ 100 for pain and suffering.
Operating risks [member]
Insurance [line items]
Amount of insured assets	R$ 34,983,023
General civil liability - RCG [member]
Insurance [line items]
Amount of insured assets	80,000
Cyber risks [member]
Insurance [line items]
Amount of insured assets	R$ 28,521